UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	2/28/2014

Item 1 –	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

ANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Government Bond

Objective

Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the annual report for the Prudential Government Income Fund informative and useful. The report covers performance for the 12-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	One Year	Five Years	Ten Years	Since Inception
Class A	–0.47%	26.79%	46.91%	—
Class B	–1.32	22.11	36.28	—
Class C	–1.22	22.51	38.58	—
Class R	–0.82	25.22	N/A	47.37% (5/17/04)
Class Z	–0.22	28.42	50.65	—
Barclays U.S. Government Bond Index	–0.80	16.79	49.41	—
Barclays U.S. Aggregate ex-Credit Index	–0.15	21.55	52.55	—
Lipper General U.S. Government Funds Average	–1.54	18.93	42.09	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
	One Year	Five Years	Ten Years	Since Inception
Class A	–5.51%	3.43%	3.33%	—
Class B	–6.54	3.45	3.04	—
Class C	–2.77	3.67	3.19	—
Class R	–1.20	4.15	N/A	3.97% (5/17/04)
Class Z	–0.82	4.65	4.06	—
Barclays U.S. Government Bond Index	–1.17	2.73	3.98	—
Barclays U.S. Aggregate ex-Credit Index	–0.54	3.55	4.21	—
Lipper General U.S. Government Funds Average	–1.83	3.02	3.44	—

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Average Annual Total Returns (With Sales Charges) as of 2/28/14
	One Year	Five Years	Ten Years	Since Inception
Class A	–4.95%	3.90%	3.44%	—
Class B	–6.18	3.91	3.14	—
Class C	–2.19	4.14	3.32	—
Class R	–0.82	4.60	N/A	4.04% (5/17/04)
Class Z	–0.22	5.13	4.18	—

Average Annual Total Returns (Without Sales Charges) as of 2/28/14
	One Year	Five Years	Ten Years	Since Inception
Class A	–0.47%	4.86%	3.92%	—
Class B	–1.32	4.08	3.14	—
Class C	–1.22	4.14	3.32	—
Class R	–0.82	4.60	N/A	4.04% (5/17/04)
Class Z	–0.22	5.13	4.18	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Government Income Fund (Class A shares) with a similar investment in the Barclays U.S. Government Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (February 29, 2004) and the account values at the end of the current fiscal year (February 28, 2014) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class R, and

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Distributions and Yields as of 2/28/14
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.21	1.59%	1.55%
Class B	0.14	0.93	0.93
Class C	0.14	0.93	0.93
Class R	0.19	1.42	1.17
Class Z	0.24	1.92	1.92

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	.75% (.50% currently)	None

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Benchmark Definitions

Barclays U.S. Government Bond Index

The Barclays U.S. Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed. Barclays U.S. Government Bond Index Closest Month-End to Inception cumulative total return as of 2/28/14 is 53.27% for Class R. Barclays U.S. Government Bond Index Closest Month-End to Inception average annual total return as of 3/31/14 is 4.41% for Class R.

Barclays U.S. Aggregate ex-Credit Index

The Barclays U.S. Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Barclays U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 2/28/14 is 55.73% for Class R. Barclays U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 3/31/14 is 4.58% for Class R.

Lipper General U.S. Government Funds Average

The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues. Lipper Average Closest Month-End to Inception cumulative total return as of 2/28/14 is 45.67% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/14 is 3.83% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/14
U.S. Treasury Notes, 1.500%, 12/31/18	11.3%
U.S. Treasury Notes, 2.125%, 01/31/21	7.3
Federal National Mortgage Association, 4.000%, TBA	5.9
U.S. Treasury Notes, 0.625%, 04/30/18	4.5
U.S. Treasury Notes, 2.000%, 02/28/21	4.1

Holdings reflect only long-term investments and are subject to change.

Prudential Government Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Government Income Fund’s (the “Fund”) Class A shares declined by 0.47% during the 12-month reporting period ended February 28, 2014, outperforming the 0.80% decline of the Barclays U.S. Government Bond Index (the Index), which does not include the effect of mutual fund operating expenses. The Fund underperformed the 0.15 decline of the Barclays U.S. Aggregate-ex Credit Index (the style-appropriate benchmark index), which also does not include the effect of mutual fund operating expenses. The Fund outperformed the Lipper General U.S. Government Funds Average, which declined by 1.54% for the period.

What were conditions like in the U.S. investment-grade bond market?

In the second quarter of 2013, Treasury yields surged on hints that the U.S. Federal Reserve (“Fed”) might begin reducing, or tapering, its quantitative easing asset purchases. The subsequent increase in volatility extended to U.S. Agency Mortgage bonds, as the spread (or yield differential) versus Treasuries increased. The outlook for the current monetary policy stance also became uncertain as Chairman Ben Bernanke was to be stepping down at the end of the year, and market volatility increased until Janet Yellen, perceived as having a dovish policy stance, was nominated to succeed him.

In September, the Fed surprised investors by delaying the taper. U.S. Treasury yields declined, though they ended the third quarter higher than they began. Meanwhile, the performance of U.S. Agency Mortgage bonds was relatively flat. Interest rates overall stabilized during the third quarter amid an increasingly uncertain environment. In October, a political stalemate over federal spending led to a partial government shutdown. Lawmakers also engaged in a contentious debate about again raising the nation’s borrowing limit.

Anticipation that the Fed would combine a tapering announcement with a revision to its forward policy guidance led to moderately higher long-term Treasury yields during the fourth quarter, with U.S. Agency Mortgage bonds generally taking their cue from the U.S. Treasury market. In December, the Fed announced it would begin tapering its asset purchases in January 2014. Treasury yields were little changed in early 2014, as poor weather conditions in much of the U.S. clouded economic data.

How did the Fund’s sector allocation strategy affect its performance?

Sector allocation was the primary driver of performance during the reporting period.

•	Though the Fund’s allocation to commercial mortgage-backed securities (CMBS) was a strong contributor to performance, its higher-quality bias within CMBS weighed on results.

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•	As agency mortgage-backed securities underperformed during the period, the Fund’s underweight position added to performance.

How did security selection affect the Fund’s performance?

Security selection was a modest contributor to Fund returns during the period.

•	An enhanced cash portfolio added significantly to performance.

•	Security selection among U.S. government securities detracted.

How did the Fund’s curve positioning and duration strategies affect its performance?

A curve positioning strategy attempts to gain from changes in the yield curve of U.S. Treasury securities. Duration measures the approximate price volatility of a bond portfolio for a given change in interest rates. The Fund’s duration strategies contributed positively to performance, especially a long duration position after interest rates spiked during the summer of 2013. Curve positioning partially offset the Fund’s duration strategies during the reporting period.

Did the Fund have exposure to derivatives?

The Fund held futures contracts on U.S. Treasuries and interest rate swaps to help manage the portfolio’s duration and yield curve exposure, which reduced its sensitivity to changes in the level of interest rates. Overall, this strategy had a modestly positive impact on performance.

Prudential Government Income Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,024.20	1.00%	$5.02
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class B	Actual	$1,000.00	$1,020.40	1.75%	$8.77
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class C	Actual	$1,000.00	$1,020.30	1.75%	$8.77
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class R	Actual	$1,000.00	$1,022.90	1.25%	$6.27
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class Z	Actual	$1,000.00	$1,025.50	0.75%	$3.77
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Government Income Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.02%	0.97%
B	1.72	1.72
C	1.72	1.72
R	1.47	1.22
Z	0.72	0.72

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 28, 2014

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.2%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%	12/11/49	3,000	$3,064,158
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223	08/15/48	3,000	3,245,364
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540	12/10/45	2,000	1,870,128
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381	03/10/39	1,022	1,039,080
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class AM	5.489(a)	02/15/39	300	323,929
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717	02/25/22	270	265,759
Fannie Mae-ACES, Series 2012-M13, Class A2	2.377	05/25/22	3,250	3,098,803
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513	12/25/23	3,950	4,025,488
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085	03/25/19	500	569,259
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186	08/25/19	8,500	9,359,180
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317	11/25/19	1,900	2,100,591
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333	10/25/20	6,400	7,097,440
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2(b)	2.968	10/25/21	4,700	4,754,360
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.473(a)	05/25/22	15,310	1,432,603
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.511(a)	06/25/22	16,592	1,621,072
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573	09/25/22	3,125	3,025,347
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510	11/25/22	6,400	6,153,440
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	02/25/23	6,400	6,518,464
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2(b)	3.060	07/25/23	6,400	6,353,427
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	07/25/23	4,800	4,959,331
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.802(a)	10/25/23	41,175	2,476,429

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.741%(a)	08/25/16	6,827	$197,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.782(a)	05/25/19	13,400	1,057,009
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710(a)	07/25/19	12,942	1,001,601
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.813(a)	06/15/49	1,600	1,638,800
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172	12/12/49	3,300	3,571,356
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590	09/12/49	715	716,392
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.266(a)	09/15/42	1,192	1,263,687
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900	10/29/20	4,000	4,174,288
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	2,400	2,297,278
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416(a)	01/15/45	2,000	2,150,288
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.727(a)	05/15/43	3,000	3,268,095
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	07/15/45	3,765	4,064,517

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,848,723)				98,754,692

CORPORATE BONDS 1.8%
Asian Development Bank, Sr. Unsec’d. Notes, GMTN	1.750	09/11/18	5,810	5,879,778
Canada Government International Bond, Sr. Unsec’d. Notes	1.625	02/27/19	820	823,009
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Notes	1.875	04/01/19	2,595	2,613,866

TOTAL CORPORATE BONDS (cost $9,186,477)				9,316,653

MUNICIPAL BONDS 2.0%
California St., Various Purpose, GO	5.000	11/01/43	895	949,935
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	11/01/42	930	996,244

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	5.000%	06/15/47	2,775	$2,941,722
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000	02/15/48	1,325	1,371,892
Pennsylvania Turnpike Commission, Series C	5.000	12/01/43	1,595	1,662,436
Utah St., BABs, Series D, GO	4.554	07/01/24	1,170	1,270,281
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000	12/15/41	960	1,047,706

TOTAL MUNICIPAL BONDS (cost $9,870,841)				10,240,216

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.776(a)	10/25/28	188	184,488
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.447(a)	02/25/34	741	752,425

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $931,479)				936,913

SMALL BUSINESS ADMINISTRATION AGENCIES 0.5%
Small Business Administration Participation Certificates, Series 1995-20B, Class 1	8.150	02/01/15	82	84,786
Small Business Administration Participation Certificates, Series 1995-20L, Class 1	6.450	12/01/15	468	486,083
Small Business Administration Participation Certificates, Series 1996-20H, Class 1	7.250	08/01/16	456	476,340
Small Business Administration Participation Certificates, Series 1996-20K, Class 1	6.950	11/01/16	490	512,851
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150	01/01/17	162	169,807
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000	09/01/18	858	909,822

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $2,519,060)				2,639,689

U.S. GOVERNMENT AGENCY OBLIGATIONS 40.1%
Federal Home Loan Mortgage Corp.	0.750	01/12/18	1,425	1,400,075
Federal Home Loan Mortgage Corp.(b)	1.375	05/01/20	4,585	4,408,047
Federal Home Loan Mortgage Corp.	2.354(a)	05/01/34	1,244	1,325,357
Federal Home Loan Mortgage Corp.(b)	2.375	01/13/22	2,415	2,379,074
Federal Home Loan Mortgage Corp.(c)	3.000	TBA	8,500	8,238,360

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	1,000	$1,054,063
Federal Home Loan Mortgage Corp.	3.500	09/01/26	794	840,899
Federal Home Loan Mortgage Corp.(c)	4.000	TBA	4,000	4,182,031
Federal Home Loan Mortgage Corp.	4.000	06/01/26-12/01/40	5,465	5,755,069
Federal Home Loan Mortgage Corp.	4.500	09/01/39	4,907	5,264,448
Federal Home Loan Mortgage Corp.	5.000	10/15/17-05/01/34	9,483	10,292,815
Federal Home Loan Mortgage Corp.	5.500	09/15/17-01/01/38	3,087	3,309,006
Federal Home Loan Mortgage Corp.	6.000	08/01/32-09/01/34	477	533,790
Federal Home Loan Mortgage Corp.	6.500	09/01/32	564	636,235
Federal Home Loan Mortgage Corp.	7.000	09/01/32	57	64,131
Federal Home Loan Mortgage Corp.	8.000	03/01/22-08/01/22	48	49,085
Federal Home Loan Mortgage Corp.	8.500	01/01/17-09/01/19	50	51,836
Federal Home Loan Mortgage Corp.	9.000	01/01/20	23	23,478
Federal Home Loan Mortgage Corp.	11.500	10/01/19	21	21,670
Federal National Mortgage Association(b)(d)	0.875	05/21/18	935	916,443
Federal National Mortgage Association(b)	1.875	02/19/19	2,690	2,717,314
Federal National Mortgage Association	2.166(a)	07/01/33	3,709	3,936,559
Federal National Mortgage Association	2.225(a)	06/01/34	898	952,084
Federal National Mortgage Association	2.255(a)	04/01/34	523	555,998
Federal National Mortgage Association	2.302(a)	04/01/34	894	947,748
Federal National Mortgage Association	2.500	TBA	6,000	6,031,875
Federal National Mortgage Association(c)	2.500	TBA	2,000	2,010,625
Federal National Mortgage Association(c)	3.000	TBA	10,500	10,199,356
Federal National Mortgage Association	3.000	TBA	3,500	3,399,785
Federal National Mortgage Association(c)	3.000	TBA	500	517,578
Federal National Mortgage Association	3.000	01/01/27	1,774	1,838,500
Federal National Mortgage Association	3.500	TBA	1,500	1,582,031
Federal National Mortgage Association	3.500	TBA	1,000	1,057,188
Federal National Mortgage Association	3.500	03/01/42	1,395	1,415,933
Federal National Mortgage Association	4.000	TBA	14,500	15,197,813
Federal National Mortgage Association	4.000	TBA	6,000	6,288,750
Federal National Mortgage Association(c)	4.000	TBA	4,000	4,192,500
Federal National Mortgage Association	4.000	TBA	3,000	3,144,375
Federal National Mortgage Association	4.000	TBA	1,500	1,572,187
Federal National Mortgage Association(c)	4.500	TBA	12,000	12,886,874

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association	4.500%	01/01/20	236	$252,034
Federal National Mortgage Association	5.000	07/01/18-05/01/36	5,283	5,737,337
Federal National Mortgage Association	5.500	08/01/15-11/01/36	15,975	17,677,074
Federal National Mortgage Association	6.000	11/01/14-05/01/36	4,697	5,229,249
Federal National Mortgage Association	6.500	12/01/14-10/01/37	5,597	6,329,257
Federal National Mortgage Association	7.000	05/01/14-02/01/36	1,693	1,849,077
Federal National Mortgage Association	9.000	04/01/25-04/01/25	19	19,849
Federal National Mortgage Association	9.500	01/01/25-02/01/25	23	23,504
Financing Corp., FICO STRIPS P/O, Series 4-P	1.370(e)	10/06/17	2,640	2,514,270
Financing Corp., FICO STRIPS P/O, Series 4-P	2.250(e)	09/26/19	2,090	1,845,700
Government National Mortgage Association(c)	3.000	TBA	4,500	4,459,219
Government National Mortgage Association(c)	3.500	TBA	3,000	3,089,297
Government National Mortgage Association(c)	3.500	TBA	5,000	5,145,703
Government National Mortgage Association(c)	4.500	TBA	2,500	2,716,699
Government National Mortgage Association(c)	4.500	TBA	3,500	3,797,910
Government National Mortgage Association	4.500	01/20/41-02/20/41	3,684	4,020,970
Government National Mortgage Association	5.000	07/15/33-04/15/34	3,164	3,514,762
Government National Mortgage Association	5.500	02/15/34-02/15/36	1,417	1,589,146
Government National Mortgage Association	7.000	03/15/22-02/15/29	2,542	2,748,139
Government National Mortgage Association	7.500	01/15/23-07/15/24	310	331,925
Government National Mortgage Association	8.500	04/15/25	320	393,630
Government National Mortgage Association	9.500	09/15/16-08/20/21	115	120,397
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503	10/30/20	1,265	1,271,775

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $199,208,738)				205,867,908

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS 35.3%
U.S. Treasury Bonds	3.750%	11/15/43	4,165	$4,288,651
U.S. Treasury Inflation Indexed Bonds	1.375	02/15/44	1,910	1,938,274
U.S. Treasury Notes(b)	0.625	04/30/18	23,467	22,904,167
U.S. Treasury Notes	1.375	07/31/18	220	220,567
U.S. Treasury Notes(b)(f)	1.500	12/31/18	57,850	57,940,362
U.S. Treasury Notes(b)	1.500	01/31/19	5,385	5,387,106
U.S. Treasury Notes	1.500	02/28/19	1,075	1,074,412
U.S. Treasury Notes	2.000	02/28/21	21,285	21,098,756
U.S. Treasury Notes	2.125	01/31/21	37,320	37,343,325
U.S. Treasury STRIPS, I/O	2.360(e)	08/15/21	5,070	4,254,790
U.S. Treasury STRIPS, I/O(b)	2.700(e)	02/15/22	1,875	1,539,257
U.S. Treasury STRIPS, I/O	2.770(e)	05/15/22	14,120	11,471,822
U.S. Treasury STRIPS, I/O	2.940(e)	08/15/24	6,700	4,935,381
U.S. Treasury STRIPS, P/O	6.870(e)	05/15/43	10,440	3,438,143
U.S. Treasury STRIPS, P/O	7.010(e)	02/15/44	10,550	3,371,041

TOTAL U.S. TREASURY OBLIGATIONS (cost $180,923,750)				181,206,054

TOTAL LONG-TERM INVESTMENTS (cost $502,489,068)				508,962,125

SHORT-TERM INVESTMENTS 26.6%

			Shares

AFFILIATED MUTUAL FUNDS 26.6%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $85,891,660)(g)			8,822,864	82,405,553
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $54,306,030; includes $35,431,766 of cash collateral for securities on loan)(g)(h)			54,306,030	54,306,030

TOTAL AFFILIATED MUTUAL FUNDS (cost $140,197,690; Note 3)				136,711,583

See Notes to Financial Statements.

16

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
PURCHASED OPTIONS*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Bank PLC	35,040	$54
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citibank NA	42,935	67
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citibank NA	42,935	67

TOTAL PURCHASED OPTIONS (cost $128,029)			188

TOTAL SHORT-TERM INVESTMENTS (cost $140,325,719)			136,711,771

TOTAL INVESTMENTS 125.7% (cost $642,814,787; Note 5)			645,673,896
Liabilities in excess of other assets(i) (25.7)%			(132,040,641)

NET ASSETS 100.0%			$513,633,255

The following abbreviations are used in the portfolio descriptions:

ACES—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CMBS—Collateralized Mortgage-Backed Security

CMM—Constant Maturity Mortgage

CMS—Constant Maturity Swaps

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corporation

GMTN—Global Medium Term Note

GO—General Obligation

I/O—Interest Only

LIBOR—London Interbank Offered Rate

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments

as of February 28, 2014 continued

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,609,423; cash collateral of $35,431,766 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a partial principal amount of $61,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate shown is the effective yield at purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at February 28, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2014	Unrealized Appreciation (Depreciation)
	Long Positions:
285	5 Year U.S. Treasury Notes	Jun. 2014	$34,149,018	$34,159,922	$10,904
135	5 Year U.S. Treasury Notes	Mar. 2014	16,141,947	16,322,344	180,397
77	90 Day Euro Dollar	Sept. 2016	18,913,267	18,917,937	4,670
51	U.S. Long Treasury Bonds	Jun. 2014	6,711,281	6,786,187	74,906
6	U.S. Ultra Treasury Bonds	Jun. 2014	855,429	861,562	6,133

					277,010

	Short Positions:
38	2 Year U.S. Treasury Notes	Jun. 2014	8,353,420	8,355,250	(1,830)
251	10 Year U.S. Treasury Notes	Jun. 2014	31,148,853	31,257,344	(108,491)
77	90 Day Euro Dollar	Sept. 2015	19,094,120	19,110,437	(16,317)

					(126,638)

					$150,372

Interest rate swap agreements outstanding at February 28, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(42,244)	$—	$(42,244)	Citibank NA
15,965	02/28/17	0.680%	3 Month LIBOR(2)	(59,176)	—	(59,176)	Citibank NA
8,190	08/31/17	0.751%	3 Month LIBOR(1)	72,647	—	72,647	Bank of Nova Scotia

See Notes to Financial Statements.

18

Interest rate swap agreements outstanding at February 28, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.)
7,700	02/15/19	1.656%	3 Month LIBOR(1)	$(28,547)	$—	$(28,547)	Citibank NA
7,700	02/15/19	1.794%	3 Month LIBOR(2)	80,441	—	80,441	JPMorgan Chase Bank NA
8,275	01/28/23	1.895%	3 Month LIBOR(1)	468,391	—	468,391	Morgan Stanley Capital Services

				$491,512	$—	$491,512

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$84,123	$83,887
10	02/18/16	0.450%	3 Month LIBOR(2)	150	2	(148)
100	02/21/16	0.429%	3 Month LIBOR(1)	150	30	(120)
13,720	02/28/18	1.649%	3 Month LIBOR(1)	212	(233,854)	(234,066)
33,000	02/28/18	1.820%	3 Month LIBOR(1)	299	(788,521)	(788,820)
9,850	08/31/20	2.085%	3 Month LIBOR(1)	209	(9,965)	(10,174)
11,875	08/31/20	2.219%	3 Month LIBOR(1)	221	(111,423)	(111,644)
2,195	08/31/20	2.490%	3 Month LIBOR(1)	163	(57,837)	(58,000)
22,000	08/31/20	2.655%	3 Month LIBOR(1)	282	(805,454)	(805,736)
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	22,426	22,239
2,400	01/13/22	2.457%	3 Month LIBOR(1)	165	(10,233)	(10,398)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(43,785)	(43,979)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	166	(11,903)	(12,069)
2,160	01/22/22	2.785%	3 Month LIBOR(1)	163	(61,011)	(61,174)
1,245	01/31/22	2.505%	3 Month LIBOR(1)	157	(8,954)	(9,111)
19,895	08/05/23	4.210%	3 Month LIBOR(2)	—	200,525	200,525
9,170	10/28/23	4.029%	3 Month LIBOR(2)	191	(813)	(1,004)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(231,773)	(232,028)

				$3,400	$(2,068,420)	$(2,071,820)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments

as of February 28, 2014 continued

Forward rate agreements outstanding at February 28, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
36,000	03/28/14	2.808%	10 Year CMS(2)	$3,396	$—	$3,396	JPMorgan Chase Bank NA
36,000	03/28/14	3.383%	CMM 100(1)	(2,340)	—	(2,340)	JPMorgan Chase Bank NA

				$1,056	$—	$1,056

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$98,754,692	$—
Corporate Bonds	—	9,316,653	—
Municipal Bonds	—	10,240,216	—
Residential Mortgage-Backed Securities	—	936,913	—
Small Business Administration Agencies	—	2,639,689	—
U.S. Government Agency Obligations	—	205,867,908	—
U.S. Treasury Obligations	—	181,206,054	—
Affiliated Mutual Funds	136,711,583	—	—
Purchased Options	—	188	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$150,372	$—	$—
Interest Rate Swaps	—	(1,580,308)	—
Forward Rate Agreements	—	—	1,056

Total	$136,861,955	$507,382,005	$1,056

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 were as follows:

U.S. Government Agency Obligations	40.1%
U.S. Treasury Obligations	35.3
Affiliated Mutual Funds (including 6.9% of collateral received for securities on loan)	26.6
Commercial Mortgage-Backed Securities	19.2
Municipal Bonds	2.0
Corporate Bonds	1.8
Small Business Administration Agencies	0.5%
Residential Mortgage-Backed Securities	0.2

125.7
Liabilities in excess of other assets	(25.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	$621,479		Unrealized depreciation on over-the-counter swap agreements	$129,967
Interest rate contracts	Unrealized appreciation on forward rate agreements	3,396		Unrealized depreciation on forward rate agreements	2,340
Interest rate contracts	Due from broker—variation margin	583,661	*	Due from broker—variation margin	2,505,109	*

See Notes to Financial Statements.

Prudential Government Income Fund	21

Portfolio of Investments

as of February 28, 2014 continued

Fair values of derivative instruments as of February 28, 2014 as presented in the Statement of Assets and Liabilities (continued):

Derivatives not accounted as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unaffiliated Investments	188	—	—

Total		$1,208,724		$2,637,416

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Purchased Options(1)	Written Options	Swaps	Total
Interest rate contracts	$887,732	$(418,212)	$80,114	$1,851,269	$2,400,903

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Purchased Options(2)	Forward rate agreements	Swaps	Total
Interest rate contracts	$168,202	$(127,841)	$1,056	$(1,609,219)	$(1,567,802)

(1)	Included in net unrealized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended February 28, 2014, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Futures Contracts—Long Positions(2)	Futures Contracts—Short Positions(2)	Forward rate agreements(3)	Interest rate swap agreements(3)
$93,253	$95,681,807	$62,691,114	$14,400,000	$239,582,200

(1)	Cost.
(2)	Value at Trade Date.
(3)	Notional Amount.

See Notes to Financial Statements.

22

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$34,609,423	$—	$—	$34,609,423
Exchange traded and cleared derivatives	150,071	—	—	150,071
Over-the-counter derivatives*	625,063	—	—	625,063

				35,384,557

Liabilities:
Over-the-counter derivatives*	(132,307)	—	—	(132,307)

				(132,307)

Collateral Amounts Pledged/(Received):
Securities on loan				(34,609,423)
Exchange traded and cleared derivatives				—
Over-the-counter derivatives				(338,558)

Net Amount				$304,269

*	Over-the-counter derivatives may consist of forward foreign currency exchange contracts, options contracts, forward rate agreements and swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation) by counterparty, see the Portfolio of Investments.

See Notes to Financial Statements.

Prudential Government Income Fund	23

Statement of Assets and Liabilities

as of February 28, 2014

Assets
Investments at value, including securities on loan of $34,609,423:
Unaffiliated investments (cost $502,617,097)	$508,962,313
Affiliated investments (cost $140,197,690)	136,711,583
Receivable for investments sold	23,036,352
Dividends and interest receivable	1,552,994
Receivable for Fund shares sold	906,326
Unrealized appreciation on over-the-counter swap agreements	621,479
Due from broker—variation margin	150,071
Prepaid expenses	3,710
Unrealized appreciation on forward rate agreements	3,396

Total assets	671,948,224

Liabilities
Payable for investments purchased	120,749,562
Payable to broker for collateral for securities on loan	35,431,766
Payable for Fund shares reacquired	1,335,685
Accrued expenses	197,083
Management fee payable	196,846
Unrealized depreciation on over-the-counter swap agreements	129,967
Distribution fee payable	96,196
Payable to custodian	56,237
Affiliated transfer agent fee payable	55,993
Dividends payable	48,378
Deferred directors’ fees	14,916
Unrealized depreciation on forward rate agreements	2,340

Total liabilities	158,314,969

Net Assets	$513,633,255

Net assets were comprised of:
Common stock, at par	$539,761
Paid-in capital in excess of par	514,408,661

514,948,422
Distributions in excess of net investment income	(52,109)
Accumulated net realized loss on investment transactions	(2,691,249)
Net unrealized appreciation on investments	1,428,191

Net assets, February 28, 2014	$513,633,255

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($412,383,625 ÷ 43,327,127 shares of common stock issued and outstanding)	$9.52
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$9.97

Class B
Net asset value, offering price and redemption price per share ($5,687,098 ÷ 596,601 shares of common stock issued and outstanding)	$9.53

Class C
Net asset value, offering price and redemption price per share ($11,114,466 ÷ 1,165,217 shares of common stock issued and outstanding)	$9.54

Class R
Net asset value, offering price and redemption price per share ($10,560,125 ÷ 1,107,945 shares of common stock issued and outstanding)	$9.53

Class Z
Net asset value, offering price and redemption price per share ($73,887,941 ÷ 7,779,179 shares of common stock issued and outstanding)	$9.50

See Notes to Financial Statements.

Prudential Government Income Fund	25

Statement of Operations

Year Ended February 28, 2014

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $169)	$12,203,784
Affiliated dividend income	1,235,772
Affiliated income from securities loaned, net	101,035

Total income	13,540,591

Expenses
Management fee	2,760,098
Distribution fee—Class A	1,307,206
Distribution fee—Class B	72,737
Distribution fee—Class C	156,012
Distribution fee—Class R	76,706
Transfer agent’s fees and expenses (including affiliated expense of $283,000)	815,000
Custodian’s fees and expenses	178,000
Registration fees	72,000
Shareholders’ reports	54,000
Audit fee	34,000
Legal fees and expenses	23,000
Directors’ fees	22,000
Insurance expenses	10,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	16,034

Total expenses	5,598,793

Less: Distribution fee waiver-Class A	(217,868)
Less: Distribution fee waiver-Class R	(25,569)

Net expenses	5,355,356

Net investment income	8,185,235

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated: ($382,131))	(2,680,014)
Financial futures transactions	887,732
Swap agreements transactions	1,851,269
Written options transactions	80,114

139,101

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $635,784)	(11,352,771)
Financial futures contracts	168,202
Forward rate agreements	1,056
Swap agreements	(1,609,219)

(12,792,732)

Net loss on investment transactions	(12,653,631)

Net Decrease In Net Assets Resulting From Operations	$(4,468,396)

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

	Year Ended February 28,
	2014	2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$8,185,235	$11,192,473
Net realized gain on investment transactions	139,101	13,809,616
Net change in unrealized appreciation (depreciation) on investments	(12,792,732)	(6,118,476)

Net increase (decrease) in net assets resulting from operations	(4,468,396)	18,883,613

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(6,982,674)	(11,032,625)
Class B	(63,357)	(154,840)
Class C	(136,093)	(303,907)
Class R	(137,674)	(183,765)
Class Z	(1,550,009)	(2,301,065)

	(8,869,807)	(13,976,202)

Distributions from net realized gains
Class A	(2,630,958)	(14,796,796)
Class B	(39,804)	(301,371)
Class C	(84,115)	(646,860)
Class R	(59,336)	(314,987)
Class Z	(447,673)	(2,831,597)

	(3,261,886)	(18,891,611)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	73,570,317	93,645,514
Net asset value of shares issued in reinvestment of dividends and distributions	10,861,543	29,331,266
Cost of shares reacquired	(159,094,355)	(178,837,574)

Net decrease in net assets from Fund share transactions	(74,662,495)	(55,860,794)

Total decrease	(91,262,584)	(69,844,994)

Net Assets:
Beginning of year	604,895,839	674,740,833

End of year	$513,633,255	$604,895,839

See Notes to Financial Statements.

Prudential Government Income Fund	27

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund. The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair

28

value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities;

Prudential Government Income Fund	29

Notes to Financial Statements

continued

assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options

30

is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation

Prudential Government Income Fund	31

Notes to Financial Statements

continued

margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

When-Issued and Delayed-Delivery Securities: The Fund may purchase securities, including money market obligations, municipal bonds or other obligations, on a when-issued, delayed-delivery or forward commitment basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered. These types of investments potentially leverage the Fund, which could magnify losses. The Fund will segregate liquid assets, marked-to-market daily, with a value equal to any such investments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

32

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Prudential Government Income Fund	33

Notes to Financial Statements

continued

Written options, forward rate agreements, swaps and financial futures contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

34

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion,

Prudential Government Income Fund	35

Notes to Financial Statements

continued

..45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the year ended February 28, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the year ended February 28, 2014, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the year ended February 28, 2014.

PIMS has advised the Fund that it has received $76,297 in front-end sales charges resulting from sales of Class A shares, for the year ended February 28, 2014. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 28, 2014, it received $853, $22,076 and $2,948 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

36

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the year ended February 28, 2014, PIM has been compensated $30,179 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2014, aggregated $4,441,457,419 and $4,488,430,885, respectively.

The average balance of dollar rolls outstanding during the year ended February 28, 2014 was approximately $103,900,000. The amount of dollar rolls outstanding at February 28, 2014 was $62,490,215 (Principal $61,000,000), which was 12.2% of net assets.

Transactions in options written during the year ended February 28, 2014, were as follows:

	Contracts	Premiums Received
Options outstanding at February 28, 2013	—	$—
Options written	18,662,791	216,792
Options terminated in closing purchase transactions	(18,662,400)	(159,718)
Options expired	(391)	(57,074)

Options outstanding at February 28, 2014	—	$—

Prudential Government Income Fund	37

Notes to Financial Statements

continued

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the year ended February 28, 2014, the adjustments were to decrease distributions in excess of net investment income by $632,717, increase accumulated net realized loss on investment transactions by $584,209 and decrease paid-in capital in excess of par by $48,508 due to differences in the treatment for book and tax purposes of premium amortization, paydown gains (losses), swaps and other book to tax adjustment. Net investment income, net realized gain on investment and net assets were not affected by this change.

For the year ended February 28, 2014, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $8,869,807 of ordinary income and $3,261,886 of long-term capital gains. For the year ended February 28, 2013, the tax character of dividends paid were $24,693,512 of ordinary income and $8,174,301 of long-term capital gains.

As of February 28, 2014, the Fund had no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of investments and net unrealized depreciation as of February 28, 2014, were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Depreciation
$644,821,849	$7,944,348	$(7,092,301)	$852,047	$(1,570,106)	$(718,059)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of premium amortization for book and tax purposes. Other cost basis adjustments are attributable to appreciation (depreciation) of swaps.

38

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2014 of approximately $466,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $68,000 as having been incurred in the following fiscal year (February 28, 2015).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Prudential Government Income Fund	39

Notes to Financial Statements

continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended February 28, 2014:
Shares sold	4,349,533	$41,513,227
Shares issued in reinvestment of dividends	889,798	8,483,157
Shares reacquired	(9,838,930)	(93,755,713)

Net increase (decrease) in shares outstanding before conversion	(4,599,599)	(43,759,329)
Shares issued upon conversion from Class B and Class Z	126,472	1,208,266
Shares reacquired upon conversion into Class Z	(156,829)	(1,516,996)

Net increase (decrease) in shares outstanding	(4,629,956)	$(44,068,059)

Year ended February 28, 2013:
Shares sold	4,383,056	$43,961,434
Shares issued in reinvestment of dividends and distributions	2,277,474	22,670,866
Shares reacquired	(12,442,194)	(124,667,454)

Net increase (decrease) in shares outstanding before conversion	(5,781,664)	(58,035,154)
Shares issued upon conversion from Class B and Class Z	276,649	2,777,375
Shares reacquired upon conversion into Class Z	(39,837)	(395,748)

Net increase (decrease) in shares outstanding	(5,544,852)	$(55,653,527)

Class B
Year ended February 28, 2014:
Shares sold	51,322	$491,198
Shares issued in reinvestment of dividends	9,446	90,223
Shares reacquired	(299,486)	(2,855,067)

Net increase (decrease) in shares outstanding before conversion	(238,718)	(2,273,646)
Shares reacquired upon conversion into Class A	(124,811)	(1,194,096)

Net increase (decrease) in shares outstanding	(363,529)	$(3,467,742)

Year ended February 28, 2013:
Shares sold	186,445	$1,873,120
Shares issued in reinvestment of dividends and distributions	39,722	395,571
Shares reacquired	(308,895)	(3,095,138)

Net increase (decrease) in shares outstanding before conversion	(82,728)	(826,447)
Shares reacquired upon conversion into Class A	(276,022)	(2,775,593)

Net increase (decrease) in shares outstanding	(358,750)	$(3,602,040)

40

Class C	Shares	Amount
Year ended February 28, 2014:
Shares sold	142,125	$1,371,977
Shares issued in reinvestment of dividends	21,254	203,170
Shares reacquired	(1,025,963)	(9,797,495)

Net increase (decrease) in shares outstanding before conversion	(862,584)	(8,222,348)
Shares reacquired upon conversion into Class Z	(39,996)	(381,982)

Net increase (decrease) in shares outstanding	(902,580)	$(8,604,330)

Year ended February 28, 2013:
Shares sold	665,793	$6,686,130
Shares issued in reinvestment of dividends and distributions	81,973	816,566
Shares reacquired	(819,513)	(8,202,504)

Net increase (decrease) in shares outstanding before conversion	(71,747)	(699,808)
Shares reacquired upon conversion into Class Z	(6,825)	(67,439)

Net increase (decrease) in shares outstanding	(78,572)	$(767,247)

Class R
Year ended February 28, 2014
Shares sold	622,532	$5,971,646
Shares issued in reinvestment of dividends	15,986	152,614
Shares reacquired	(583,568)	(5,584,980)

Net increase (decrease) in shares outstanding	54,950	$539,280

Year ended February 28, 2013:
Shares sold	640,738	$6,428,100
Shares issued in reinvestment of dividends and distributions	41,902	417,270
Shares reacquired	(525,706)	(5,251,396)

Net increase (decrease) in shares outstanding	156,934	$1,593,974

Class Z
Year ended February 28, 2014:
Shares sold	2,544,044	$24,222,269
Shares issued in reinvestment of dividends	202,949	1,932,379
Shares reacquired	(4,966,605)	(47,101,100)

Net increase (decrease) in shares outstanding before conversion	(2,219,612)	(20,946,452)
Shares issued upon conversion from Class A and Class C	197,318	1,898,978
Shares reacquired upon conversion into Class A	(1,456)	(14,170)

Net increase (decrease) in shares outstanding	(2,023,750)	$(19,061,644)

Year ended February 28, 2013:
Shares sold	3,477,516	$34,696,730
Shares issued in reinvestment of dividends and distributions	506,295	5,030,993
Shares reacquired	(3,765,799)	(37,621,082)

Net increase (decrease) in shares outstanding before conversion	218,012	2,106,641
Shares issued upon conversion from Class A and Class C	46,770	463,187
Shares reacquired upon conversion into Class A	(180)	(1,782)

Net increase (decrease) in shares outstanding	264,602	$2,568,046

Prudential Government Income Fund	41

Notes to Financial Statements

continued

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended February 28, 2014.

42

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.78	$10.01	$9.57	$9.39	$8.78
Income (loss) from investment operations:
Net investment income	.14	.17	.22	.25	.28
Net realized and unrealized gain (loss) on investment transactions	(.19)	.12	.46	.20	.61
Total from investment operations	(.05)	.29	.68	.45	.89
Less Dividends and Distributions:
Dividends from net investment income	(.15)	(.22)	(.24)	(.27)	(.28)
Distributions from net realized gains	(.06)	(.30)	-	-	-
Total dividends and distributions	(.21)	(.52)	(.24)	(.27)	(.28)
Capital Contributions(e):	-	-	-	- (f)	-
Net asset value, end of year	$9.52	$9.78	$10.01	$9.57	$9.39
Total Return(b):	(.47)%	2.87%	7.18%	4.79%	10.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$412,384	$469,188	$535,682	$527,773	$559,817
Average net assets (000)	$435,734	$511,930	$533,151	$557,516	$561,947
Ratios to average net assets(c):
Expenses after waivers	.97%	.93%	.94%	.93%	.90%
Expenses before waivers	1.02%	.98%	.99%	.98%	.95%
Net investment income	1.48%	1.73%	2.21%	2.67%	3.09%
Portfolio turnover rate(d)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	43

Financial Highlights

continued

Class B Shares
	Year Ended February 28/29,
	2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.80	$10.03	$9.59	$9.41	$8.79
Income (loss) from investment operations:
Net investment income	.07	.08	.14	.16	.20
Net realized and unrealized gain (loss) on investment transactions	(.20)	.13	.47	.22	.63
Total from investment operations	(.13)	.21	.61	.38	.83
Less Dividends and Distributions:
Dividends from net investment income	(.08)	(.14)	(.17)	(.20)	(.21)
Distributions from net realized gains	(.06)	(.30)	-	-	-
Total dividends and distributions	(.14)	(.44)	(.17)	(.20)	(.21)
Capital Contributions(e):	-	-	-	- (f)	-
Net asset value, end of year	$9.53	$9.80	$10.03	$9.59	$9.41
Total Return(b):	(1.32)%	2.11%	6.37%	4.01%	9.54%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,687	$9,408	$13,225	$14,454	$25,219
Average net assets (000)	$7,274	$10,975	$12,988	$18,360	$30,299
Ratios to average net assets(c):
Expenses	1.72%	1.68%	1.69%	1.68%	1.65%
Net investment income	.75%	.98%	1.46%	1.92%	2.33%
Portfolio turnover rate(d)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

44

Class C Shares
	Year Ended February 28/29,
	2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.80	$10.03	$9.59	$9.41	$8.80
Income (loss) from investment operations:
Net investment income	.07	.10	.15	.19	.24
Net realized and unrealized gain (loss) on investment transactions	(.19)	.11	.46	.19	.60
Total from investment operations	(.12)	.21	.61	.38	.84
Less Dividends and Distributions:
Dividends from net investment income	(.08)	(.14)	(.17)	(.20)	(.23)
Distributions from net realized gains	(.06)	(.30)	-	-	-
Total dividends and distributions	(.14)	(.44)	(.17)	(.20)	(.23)
Capital Contributions(f):	-	-	-	- (g)	-
Net asset value, end of year	$9.54	$9.80	$10.03	$9.59	$9.41
Total Return(b):	(1.22)%	2.11%	6.37%	4.10%	9.69%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11,114	$20,274	$21,535	$17,294	$18,375
Average net assets (000)	$15,601	$21,678	$18,831	$20,013	$17,575
Ratios to average net assets(c):
Expenses after waivers(d)	1.72%	1.68%	1.69%	1.60%	1.40%
Expenses before waivers	1.72%	1.68%	1.69%	1.68%	1.65%
Net investment income	.75%	.97%	1.45%	1.99%	2.59%
Portfolio turnover rate(e)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through June 30, 2010.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	45

Financial Highlights

continued

Class R Shares
	Year Ended February 28/29,
	2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.80	$10.03	$9.58	$9.41	$8.79
Income (loss) from investment operations:
Net investment income	.12	.15	.19	.23	.26
Net realized and unrealized gain (loss) on investment transactions	(.20)	.11	.48	.18	.62
Total from investment operations	(.08)	.26	.67	.41	.88
Less Dividends and Distributions:
Dividends from net investment income	(.13)	(.19)	(.22)	(.24)	(.26)
Distributions from net realized gains	(.06)	(.30)	-	-	-
Total dividends and distributions	(.19)	(.49)	(.22)	(.24)	(.26)
Capital Contributions(e):	-	-	-	- (f)	-
Net asset value, end of year	$9.53	$9.80	$10.03	$9.58	$9.41
Total Return(b):	(.82)%	2.62%	7.01%	4.42%	10.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,560	$10,316	$8,984	$6,131	$3,565
Average net assets (000)	$10,227	$9,701	$7,400	$5,062	$2,868
Ratios to average net assets(c):
Expenses after waivers	1.22%	1.18%	1.19%	1.18%	1.15%
Expenses before waivers	1.47%	1.43%	1.44%	1.43%	1.40%
Net investment income	1.22%	1.47%	1.94%	2.41%	2.84%
Portfolio turnover rate(d)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

46

Class Z Shares
	Year Ended February 28/29,
	2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.76	$9.99	$9.55	$9.37	$8.76
Income (loss) from investment operations:
Net investment income	.17	.20	.24	.28	.30
Net realized and unrealized gain (loss) on investment transactions	(.19)	.11	.46	.19	.61
Total from investment operations	(.02)	.31	.70	.47	.91
Less Dividends and Distributions:
Dividends from net investment income	(.18)	(.24)	(.26)	(.29)	(.30)
Distributions from net realized gains	(.06)	(.30)	-	-	-
Total dividends and distributions	(.24)	(.54)	(.26)	(.29)	(.30)
Capital contributions(e):	-	-	-	- (f)	-
Net asset value, end of year	$9.50	$9.76	$9.99	$9.55	$9.37
Total Return(b):	(.22)%	3.13%	7.45%	5.06%	10.55%

Ratios/Supplemental Data:
Net assets, end of year (000)	$73,888	$95,710	$95,314	$98,552	$95,895
Average net assets (000)	$83,182	$95,810	$100,654	$99,126	$97,887
Ratios to average net assets(c):
Expenses	.72%	.68%	.69%	.68%	.65%
Net investment income	1.74%	1.97%	2.46%	2.92%	3.34%
Portfolio turnover rate(d)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	47

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Government Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 22, 2014

48

Federal Income Tax Information

(Unaudited)

We are advising you that during the year ended February 28, 2014, the Fund reports the maximum amount allowed per share but not less than $0.06 for Class A, B, C, R and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended February 28, 2014, the Fund reports the maximum amount allowable but not less than 100.00% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after February 28, 2014. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2015, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the dividends received by you in calendar year 2014.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 52.22% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

Prudential Government Income Fund	49

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 67	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Government Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 67	Retired; Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 67	Retired (since February 2005); Formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 67	Retired; Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 67	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (62) Board Member Portfolios Overseen: 67	Retired; Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Visit our website at www.prudentialfunds.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 67	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 67	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Government Income Fund

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (56) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (51) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (36) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Lee D. Augsburger (54) Chief Compliance Officer	Senior Vice President, Chief Ethics & Compliance Officer of Prudential Financial, Inc. (2009-Present); formerly Senior Vice President, Chief Compliance Officer (2007-2009) of Prudential Financial, Inc.; Vice President, Chief Compliance Officer (2003-2007) of Prudential Investments LLC; Vice President, Chief Compliance Officer (October 2000 - 2007) of Prudential Investment Management, Inc.; Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential.	Since 2014
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (50) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

Prudential Government Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Lana Lomuti (46) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (52) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E      0260366-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

ANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Floating Rate

Objective

Primary objective is to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the annual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the 12-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	One Year	Since Inception
Class A	4.53%	14.98% (3/30/11)
Class C	3.74	12.58 (3/30/11)
Class Z	4.68	15.90 (3/30/11)
Credit Suisse Leveraged Loan Index	5.54	16.30
Lipper Loan Participation Funds Average	4.73	14.71

Average Annual Total Returns (With Sales Charges) as of 3/31/14
	One Year	Since Inception
Class A	0.60%	3.67%(3/30/11)
Class C	2.10	4.06 (3/30/11)
Class Z	4.23	5.13 (3/30/11)
Credit Suisse Leveraged Loan Index	5.04	5.29
Lipper Loan Participation Funds Average	4.08	4.74

Average Annual Total Returns (With Sales Charges) as of 2/28/14
	One Year	Since Inception
Class A	1.13%	3.71% (3/30/11)
Class C	2.74	4.14 (3/30/11)
Class Z	4.68	5.18 (3/30/11)

Average Annual Total Returns (Without Sales Charges) as of 2/28/14
	One Year	Since Inception
Class A	4.53%	4.89% (3/30/11)
Class C	3.74	4.14 (3/30/11)
Class Z	4.68	5.18 (3/30/11)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Floating Rate Income Fund (Class A shares) with a similar investment in the Credit Suisse Leveraged Loan Index by portraying the initial account values at the commencement of operations of Class A shares (March 30, 2011) and the account values at the end of the current fiscal year (February 28, 2014) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Loan Participation Funds Average

The Lipper Loan Participation Funds Average (Lipper Average) invests primarily in participation interests in collateralized senior corporate loans that have floating or variable rates.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Credit Suisse Leveraged Loan Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Distributions and Yields as of 2/28/14
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.39	3.22%	2.44%
Class C	0.31	2.58	1.82
Class Z	0.41	3.58	2.80

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Five Largest Holdings expressed as a percentage of net assets as of 2/28/14
CityCenter Holdings LLC, Gaming	1.1%
Community Health Systems, Inc., Healthcare & Pharmaceutical	1.1
Generic Drug Holdings, Healthcare & Pharmaceutical	0.9
Level 3 Finance, Inc., Telecommunications	0.9
Delos Finance SARL, Non-Captive Finance	0.9
Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/28/14
Aa	0.5%
A	1.3
Baa	0.2
Ba	28.9
B	64.6
Caa or Lower	4.0
Not Rated**	3.7
Total Investments	103.2
Liabilities in excess of other assets	–3.2
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 3.71% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Floating Rate Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

For the 12-month reporting period ending February 28, 2014, the Prudential Floating Rate Income Fund’s (the “Fund”) Class A shares gained 4.53%, underperforming the 5.54% gain of the Credit Suisse Leveraged Loan Index (the Index), which does not include the effect of mutual fund operating expenses. The Fund underperformed the 4.73% gain of the Lipper Loan Participation Funds Average.

How did the market for floating rate loans in the United States perform?

Floating rate loans, which are provided by banks and other lenders to below-investment-grade companies, delivered strong and generally stable returns throughout the period. Total return was mainly driven by coupon return with a smaller contribution coming from price appreciation. Index returns in particular benefited from the price appreciation component as the Index includes lower-rated and low-priced securities that benefited from a strong market.

Though the broader financial markets experienced brief periods of volatility during the reporting period, healthy corporate fundamentals, and a very strong technical landscape, provided support for the floating rate loan market. The market trended upward as default rates remained below the long-term average and there were strong inflows from retail and institutional investors. Retail investors continued to add exposure to floating rate loans as low-duration products came into focus. Institutional investors seeking yield and diversification added exposure either through direct investments or via collateral loan obligations (CLO).

How did sector and industry allocation affect the Fund’s performance?*

•	Overweight positions in gaming and capital goods—the latter of which was the Fund’s largest overweight—contributed to performance.

•

Detracting from performance was the Fund’s overweight in building materials and construction, one of the weakest-performing sectors of the period. An underweight in the electricity generation sector also dampened returns.

•	Overall, industry selection did not have a material impact on performance.

How did security selection affect the Fund’s performance?*

•	Security selection, most notably in the healthcare, consumer, technology, and retailing sectors, added to returns. The Fund was hurt by security selection in the media and entertainment sector.

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•

Though an underweight to BB-rated loans and an overweight to B-rated loans contributed to results, this was offset by the Fund’s underweight to lower-quality loans (CCC and below). The lowest-quality loans significantly outperformed during the reporting period.

•

The Fund’s lack of exposure to Weight Watchers International added to performance compared to the Barclays Index, as did its underweight in Community Health Systems. Overweight positions in Valeant Pharmaceuticals and Fieldwood Energy were two of the Fund’s top contributors.

•

Fund performance was hampered by select underweights to some of the better-performing, lower-quality issues, including CC Media Holdings (media and entertainment) and Caesars Entertainment (gaming). The Fund was also hurt by its lack of exposure to TXU and Cengage, both of which performed strongly during the period.

•	A modest cash position over the period detracted from returns.

*The Barclays U.S. High-Yield Loan Index is used for the purposes of discussing performance of the floating rate loan market in the United States and for discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection. Detailed information on sector weightings and credit ratings was unavailable for the Fund’s benchmark, the Credit Suisse Leveraged Loan Index.

Prudential Floating Rate Income Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,028.30	1.20%	$6.03
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class C	Actual	$1,000.00	$1,024.50	1.95%	$9.79
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class Z	Actual	$1,000.00	$1,028.50	0.95%	$4.78
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Floating Rate Income Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.60%	1.20%
C	2.35	1.95
Z	1.31	0.95

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 28, 2014

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

ASSET-BACKED SECURITIES 1.7%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$494,050
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	3.040(a)	01/17/26	250	245,658
Limerock CLO (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195	04/18/26	750	747,730
Neuberger Berman CLO Ltd., Series 2014-16A, Class C2, 144A	5.360	04/15/26	500	500,000

TOTAL ASSET-BACKED SECURITIES (cost $1,971,907)				1,987,438

BANK LOANS(a) 90.1%

Aerospace & Defense 0.6%
Dundee Holding, Inc.	5.500	04/09/20	496	501,005
Tasc, Inc.	4.500	12/18/15	246	233,286

				734,291

Airlines 1.1%
American Airlines, Inc.	3.750	06/27/19	587	588,273
United Airlines, Inc.	4.000	04/01/19	323	324,276
US Airways, Inc.	3.500	05/23/19	350	350,073

				1,262,622

Automotive 2.1%
ASP HHI Acquisition Co., Inc.	5.000	10/05/18	223	224,896
Chrysler Group LLC	3.250	12/31/18	750	747,187
Chrysler Group LLC	3.500	05/24/17	757	758,098
Schaeffler AG (Germany)	4.250	01/27/17	450	452,331
Tower Auto Holdings USA LLC	4.000	04/23/20	250	249,688

				2,432,200

Brokerage 1.8%
BATS Global Markets, Inc.	5.000	01/31/20	900	904,875
Cetera Financial Group, Inc.	6.500	08/07/19	298	300,734
KCG Holdings, Inc.	5.750	12/05/17	114	113,977
VFH Parent LLC	5.750	11/08/19	726	732,018

				2,051,604

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Building Materials & Construction 2.7%
Apex Tool Group, LLC	4.500%	01/31/20	496	$490,543
CHI Overhead Doors, Inc.	5.501	03/18/19	184	184,516
Continental Building Products LLC	4.750	08/28/20	499	498,594
Ply Gem Industries, Inc.	4.000	02/01/21	200	200,125
Quikrete Co., Inc.	4.000	09/28/20	499	500,528
Quikrete Co., Inc.	7.000	03/26/21	125	128,164
Summit Materials LLC	5.000	01/30/19	271	271,653
Tomkins Air Distribution	4.250	11/09/18	248	248,278
Wilsonart LLC	4.000	10/31/19	496	495,779

				3,018,180

Cable 1.5%
Media Gen, Inc.	4.250	07/31/20	600	604,868
WideOpenWest Finance LLC	4.750	04/01/19	492	493,899
Yankee Cable Acquisition LLC	4.500	03/01/20	543	548,176

				1,646,943

Capital Goods 6.3%
ADS Waste Holdings, Inc.	4.250	10/09/19	421	420,290
Allflex Holdings III, Inc. (original cost $748,125; purchased 06/07/13)(b)(c)	4.250	07/17/20	748	750,697
CPM Acquisition Corp.	6.250	08/29/17	689	694,265
Filtration Group, Inc.	4.500	11/23/20	100	100,969
Gardner Denver, Inc. (original cost $570,695; purchased 07/23/13)(b)(c)	4.250	07/30/20	574	570,956
GCA Servicing Group, Inc.	4.250	11/01/19	94	94,569
Hupah Finance, Inc.	4.500	01/21/19	619	618,869
Husky Injection Molding Systems Ltd.	4.250	07/02/18	223	223,729
Mirror Bidco Corp.	4.250	12/27/19	250	250,833
MX Holdings US, Inc.	4.500	08/16/20	373	375,923
Pacific Industrial Services, Inc. (Australia)	5.000	10/02/18	499	505,400
Pelican Products, Inc.	6.250	07/11/18	124	124,886
Polymer Group, Inc.	5.250	12/19/19	200	201,000
Pro Mach, Inc.	4.500	07/06/17	343	343,741
Silver II Borrower SCA (Luxembourg)	4.000	12/13/19	488	488,550
STS Operating, Inc.	4.750	02/12/21	375	375,938
Synagro Infrastructure Co., Inc.	6.250	08/22/20	249	248,752
Tank Holding Corp.	4.250	07/09/19	239	238,607
TriNet HR Corp.	5.000	08/20/20	249	250,934

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods (cont’d.)
Unifrax I LLC (original cost $128,829; purchased 12/06/11)(b)(c)	4.250%	11/28/18	131	$131,848
WireCo WorldGroup, Inc.	6.000	02/15/17	148	149,051

				7,159,807

Chemicals 4.9%
Arysta LifeScience SPC LLC	4.500	05/29/20	647	650,388
Arysta LifeScience SPC LLC	8.250	11/30/20	125	127,187
Axalta Coating Systems US Holding	4.000	02/01/20	744	748,213
Cyanco Intermediate Corp.	5.500	05/01/20	149	150,743
Emerald Performance Materials LLC	6.750	05/18/18	197	197,985
Kronos Worldwide, Inc.	4.750	02/28/20	400	403,125
Macdermid, Inc.	4.000	06/08/20	249	249,579
Nexeo Solutions LLC	5.000	09/08/17	292	290,656
Nusil Technology LLC (original cost $202,291; purchased 04/14/11)(b)(c)	5.250	04/07/17	202	199,952
Oxea Fin LLC	4.250	01/15/20	499	502,491
Oxea Fin LLC	8.250	07/15/20	250	254,687
Royal Adhesives & Sealants LLC	5.500	07/31/18	298	301,177
Tata Chemicals NA, Inc.	3.750	08/07/20	746	748,116
Tronox Pigments Netherlands BV	4.500	03/19/20	538	539,646
Univar, Inc.	5.000	06/30/17	242	240,233

				5,604,178

Consumer 4.7%
Bombardier Recreational Products, Inc.	4.000	01/30/19	377	378,220
Brickman Group Holdings, Inc.	4.000	12/18/20	375	376,272
Bright Horizons Family Solutions	4.000	01/30/20	223	223,446
Britax US Holdings, Inc.	4.250	10/15/20	249	251,089
Cole Haan, Inc.	5.000	02/01/20	248	248,830
Fender Musical Instruments Corp.	5.750	04/03/19	89	89,752
Huish Detergents, Inc.	5.500	03/23/20	496	473,919
Pilot Travel Centers LLC	3.750	03/30/18	497	499,347
Revlon Consumer Products Corp.	3.250	11/20/17	190	189,701
Serta Simmons Holdings LLC	4.250	10/01/19	485	487,830
ServiceMaster Co.	4.496	01/31/17	497	497,889
SMG	4.500	02/27/20	200	200,375
Spin Holdco, Inc.	4.250	11/14/19	175	174,854
SRAM Corp.	4.000	04/10/20	338	338,326

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Consumer (cont’d.)
Tempur-Pedic International, Inc.	3.500%	03/18/20	424	$423,407
Travelport LLC	6.250	06/26/19	199	203,602
Water Pik, Inc.	5.750	07/08/20	249	249,375

				5,306,234

Electric 1.4%
Gim Channelview Cogeneration LLC	4.250	05/08/20	137	137,917
Intergen NV	5.500	06/15/20	522	526,293
Star West Generation LLC	4.250	03/13/20	496	496,870
TPF Generation Holdings LLC	4.750	12/31/17	423	421,686

				1,582,766

Energy - Other 4.6%
Drillships Financing Holding, Inc.	6.000	03/31/21	375	381,563
EP Energy LLC	4.500	04/30/19	103	103,401
Exco Resources Inc.	5.000	08/19/19	348	348,685
Fieldwood Energy LLC	3.875	09/28/18	599	599,872
Fieldwood Energy LLC	8.375	09/30/20	500	518,750
Frac Tech Services LLC	8.500	05/06/16	499	505,119
Freif North American Power I LLC	4.750	03/29/19	233	234,504
HGIM Corp.	5.500	06/18/20	374	378,271
Pacific Drilling SA (Luxembourg)	4.500	06/01/18	522	525,509
Peabody Energy Corp.	4.250	09/24/20	499	499,919
Power Buyer LLC	3.685	05/06/20	39	38,792
Power Buyer LLC	4.250	05/06/20	310	307,427
Samson Investment Co.	5.000	09/25/18	300	302,175
Seadrill Operating LP (United Kingdom)	4.000	02/19/21	500	501,697

				5,245,684

Foods 2.9%
AdvancePierre Foods, Inc.	5.750	07/10/17	248	248,270
ARAMARK Corp.	3.250	09/09/19	250	250,122
Bellisio Foods, Inc.	5.250	08/01/19	226	225,839
Big Heart Pet Brands, Inc.	3.500	03/09/20	375	375,237
DS Waters of America, Inc. (original cost $172,817; purchased 08/19/13)(b)(c)	5.250	08/31/20	175	177,399
GFA Brands, Inc./UHF Acquisition Corp.	5.000	07/09/20	249	249,994
JBS USA LLC	3.750	09/30/20	499	496,568

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Foods (cont’d.)
Michael Foods, Inc.	4.250%	02/25/18	132	$131,870
Mill US Acquisition, LLC	4.750	07/03/20	174	175,104
Roundys Supermarkets, Inc.	5.750	03/03/21	675	670,444
Viskase Cos., Inc.	4.250	01/30/21	250	249,688

				3,250,535

Gaming 4.8%
Affinity Gaming LLC	4.250	11/09/17	120	119,977
Boyd Gaming Corp.	4.000	08/14/20	499	498,746
Caesars Entertainment Operating Co., Inc.	5.485	01/29/18	190	181,245
Caesars Entertainment Resort Properties LLC	7.000	10/11/20	500	506,965
Cannery Casino Resorts LLC	6.000	10/02/18	243	239,657
CCM Merger, Inc.	5.000	03/01/17	452	453,305
CityCenter Holdings LLC	5.000	10/16/20	1,250	1,261,607
Golden Nugget, Inc.	5.500	11/21/19	750	763,106
Pinnacle Entertainment, Inc.	3.750	08/13/20	498	499,055
Station Casinos LLC	5.000	03/02/20	298	297,998
Yonkers Racing Corp.	4.250	08/20/19	500	499,375
Yonkers Racing Corp.	8.750	08/20/20	150	150,563

				5,471,599

Healthcare & Pharmaceutical 9.0%
Alere, Inc.	4.250	06/30/17	221	222,168
Alliance HealthCare Services, Inc.	4.250	06/03/19	746	743,919
Amneal Pharmaceuticals LLC	5.753	11/01/19	349	351,307
Boston Luxembourg III SARL	4.000	08/28/19	250	250,938
Carecore National LLC	5.500	03/05/21	325	326,828
Catalent Pharma Solutions, Inc.	4.250	09/15/17	393	394,893
Catalent Pharma Solutions, Inc.	6.500	12/29/17	250	252,812
CeramTec GmbH (Germany)	4.250	08/30/20	599	599,996
Community Heath Systems, Inc.	4.250	01/27/21	1,250	1,260,351
Generic Drug Holdings	5.000	08/16/20	1,043	1,052,144
Hologic, Inc.	3.250	08/01/19	400	399,826
IASIS Healthcare Corp.	4.500	05/03/18	491	492,972
Multiplan, Inc.	4.000	08/28/17	221	221,605
Par Pharmaceutical Cos., Inc.	4.000	09/30/19	395	395,175
Patheon Pharmaceuticals, Inc.	4.250	06/30/21	500	497,969
Pharmedium Healthcare Corp.	4.250	01/28/21	300	299,500
PRA Holdings	5.000	09/23/20	623	624,522

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
RadNet, Inc.	4.250%	10/10/18	296	$294,955
Salix Pharmaceuticals Ltd.	4.250	01/02/20	500	504,479
Truven Health Analytics, Inc.	4.500	06/06/19	99	98,444
Valeant Pharmaceuticals International, Inc.	4.500	08/05/20	921	928,865

				10,213,668

Insurance 2.6%
AmWINS Group, Inc.	5.000	09/06/19	248	249,125
Asurion LLC	3.500	07/08/20	258	255,691
Asurion LLC	4.500	05/24/19	473	473,484
CCC Information Services, Inc.	4.000	12/20/19	323	322,960
HUB International Ltd.	4.750	10/02/20	698	704,883
Sedgwick Claims Management Services, Inc.	3.750	02/28/21	650	646,039
Sedgwick Claims Management Services, Inc.	6.750	02/28/22	250	252,448

				2,904,630

Lodging 1.8%
Four Seasons Holdings, Inc.	3.500	06/29/20	599	600,370
Hilton Worldwide Finance LLC	3.750	10/26/20	549	551,188
La Quinta Intermediate Holdings LLC	4.000	02/28/21	400	401,000
Playa Resorts Holding BV (Netherlands)	4.750	08/09/19	449	450,839

				2,003,397

Media & Entertainment 5.1%
Advantage Sales & Marketing, Inc.	4.250	12/18/17	250	250,875
Clear Channel Communications, Inc.	3.887	01/29/16	500	491,250
Cumulus MediaHoldings, Inc.	4.250	12/23/20	250	251,810
Emerald Expositions Holding, Inc.	5.500	06/17/20	373	374,991
EMI Group North America Holdings, Inc.	4.250	06/29/18	330	331,078
Entravision Communications Corp.	3.500	05/29/20	243	240,888
Getty Images, Inc.	4.750	10/18/19	495	471,859
Granite Broadcasting Corp.	6.750	05/23/18	80	80,248
Gray Television, Inc.	4.750	10/11/19	72	71,980
Great Wolf Resorts, Inc.	4.500	08/06/20	299	300,366
Ion Media Networks, Inc.	5.000	12/18/20	250	251,875
Mood Media Corp.	7.000	05/06/18	44	44,233
NEP/NCP Holdco, Inc.	4.250	01/22/20	495	496,031
NEP/NCP Holdco, Inc.	9.500	07/22/20	57	58,476

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Media & Entertainment (cont’d.)
RentPath, Inc. (original cost $316,908; purchased 05/22/13)(b)(c)	6.250%	05/29/20	323	$314,482
Salem Communications Corp.	4.500	03/13/20	146	146,353
SuperMedia, Inc.	12.000	12/30/16	436	324,462
Telesat LLC (Canada)	3.500	03/28/19	394	394,712
Univision Communications, Inc. (original cost $860,035; purchased 12/08/11 - 09/19/13)(b)(c)	4.000	03/01/20	894	896,458

				5,792,427

Metals & Mining 2.4%
Alpha Natural Resources, Inc.	3.500	05/22/20	496	482,337
Arch Coal, Inc.	6.250	05/16/18	369	363,904
Atlas Iron Ltd.	8.750	12/11/17	198	198,495
Fairmount Minerals Ltd.	4.246	03/15/17	100	100,581
Fairmount Minerals Ltd.	5.000	09/05/19	249	252,225
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250	06/30/19	247	249,196
JMC Steel Group, Inc.	4.750	04/01/17	245	245,480
Oxbow Carbon & Minerals LLC	4.250	07/19/19	195	196,706
Oxbow Carbon LLC	8.000	01/17/20	225	231,188
Phoenix Services Int’l. LLC	6.000	06/30/17	99	99,970
Walter Energy, Inc.	6.750	04/02/18	288	282,436

				2,702,518

Non-Captive Finance 3.5%
Altisource Solutions SARL (Luxembourg)	4.500	12/09/20	347	348,243
Delos Finance SARL	3.500	03/31/21	1,000	1,003,125
Flying Fortress, Inc.	3.500	06/30/17	271	269,592
Guggenheim Partners Investment Management	4.250	07/22/20	374	377,492
ION Trading Technologies Ltd. (Luxembourg)	4.500	05/22/20	235	236,175
iStar Financial, Inc.	4.500	10/15/17	184	183,987
Leonardo Acquisition Corp.	4.250	01/29/21	375	375,781
National Financial Partners Corp.	5.250	07/01/20	249	251,030
SNL Financial LC	4.750	10/23/18	367	368,287
Springleaf Financial Funding Co.	4.750	09/30/19	500	506,875

				3,920,587

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Other Industry 4.0%
Acosta, Inc.	4.250%	03/02/18	697	$700,521
AlixPartners LLP	4.000	07/10/20	494	495,355
Alliance Laundry Holdings LLC	9.500	12/10/19	205	206,719
Allied Security Holdings LLC	4.250	02/12/21	500	499,062
Allied Security Holdings LLC	8.000	08/13/21	250	251,875
AVSC Holding Corp.	4.500	01/25/21	275	276,375
Expert Global Solutions, Inc.	8.500	04/03/18	146	144,644
Genpact International, Inc.	3.500	08/30/19	498	497,992
ISS A/S	3.750	04/30/18	647	646,912
Laureate Education, Inc.	5.000	06/18/18	247	242,986
USIC Holdings, Inc. (original cost $371,259; purchased 07/26/13)(b)(c)	4.000	07/10/20	373	373,591
Valleycrest Cos. LLC	5.500	06/13/19	249	248,854

				4,584,886

Packaging 1.7%
Ardagh Holdings USA, Inc. (Luxembourg)	4.000	12/17/19	500	500,625
Ardagh Holdings USA, Inc. (Luxembourg)	4.250	12/17/19	200	200,875
BWAY Holding Co. (original cost $493,763; purchased 10/25/12 - 01/15/13)(b)(c)	4.500	08/06/17	495	497,475
Exopack LLC (Luxembourg)	5.250	05/08/19	250	253,021
Reynolds Group Holdings, Inc.	4.000	12/01/18	261	262,334
Tricorbraun, Inc. (original cost $236,589; purchased 04/30/12)(b)(c)	4.000	05/03/18	238	238,132

				1,952,462

Paper 0.4%
Appvion, Inc.	5.750	06/28/19	274	275,563
Expera Specialty Solutions LLC	7.500	12/26/18	149	150,743

				426,306

Pipelines & Other 0.7%
Atlas Energy LP	6.500	07/31/19	499	512,466
Panda Power Funds	6.750	12/21/20	250	256,562

				769,028

Real Estate 0.5%
Realogy Corp.	4.406	10/10/16	15	14,747
Realogy Corp.	4.500	03/05/20	248	248,745
Starwood Property Trust, Inc.	3.500	04/17/20	248	247,608

				511,100

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Restaurants 0.8%
CEC Entertainment, Inc.	4.250%	02/15/21	725	$722,281
Landry’s Restaurants, Inc.	4.000	04/24/18	239	240,082

				962,363

Retailers 4.1%
Bass Pro Group LLC	3.750	11/20/19	243	244,241
BJ’s Wholesale Club, Inc.	4.500	09/26/19	495	497,750
Harbor Freight Tools USA, Inc.	4.750	07/26/19	367	372,099
Hudson’s Bay Co. (Canada)	4.750	11/04/20	555	563,210
J. Crew Group, Inc.	4.000	03/05/21	500	500,000
Leslie’s Poolmart, Inc.	4.250	10/16/19	243	243,876
Neiman Marcus Group, Inc.	5.000	10/25/20	623	630,451
Petco Animal Supplies, Inc. (original cost $199,954; purchased 02/25/13)(b)(c)	4.000	11/24/17	198	199,103
Rite Aid Corp.	4.000	02/21/20	372	373,816
Rite Aid Corp.	5.750	08/21/20	375	383,062
Sears Roebuck Acceptance Corp.	5.500	06/30/18	499	499,819
Sprouts Farmers LLC	4.000	04/23/20	181	181,535

				4,688,962

Technology 10.2%
ACTIVE Network, Inc.	5.500	11/13/20	250	251,094
Alcatel-Lucent USA, Inc.	4.500	01/30/19	499	503,316
Ancestry.com, Inc.	4.000	05/15/18	225	225,750
Ancestry.com, Inc.	4.500	12/28/18	182	182,573
Applied Systems, Inc.	4.250	01/25/21	200	201,150
Applied Systems, Inc.	7.500	01/24/22	150	153,141
Avaya, Inc.	4.734	10/26/17	438	425,949
Avaya, Inc.	6.500	03/30/18	198	199,112
Blackboard, Inc.	4.750	10/04/18	444	448,072
BMC Software Finance, Inc.	5.000	09/10/20	450	451,125
Ceridian Corp.	4.485	05/09/17	499	500,402
CompuCom Systems, Inc.	4.250	05/11/20	299	297,754
Deltek, Inc. (original cost $367,538; purchased 10/04/12)(b)(c)	5.000	10/10/18	371	371,869
Eastman Kodak Co.	7.250	09/03/19	249	250,097
Evertec Group LLC	3.500	04/17/20	274	267,263
First Data Corp	4.246	09/24/18	250	250,469

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Freescale Semiconductor, Inc.	5.000%	02/28/20	741	$743,003
Freescale Semiconductor, Inc.	5.000	01/15/21	499	504,153
Genesys Telecom Holdings U.S., Inc.	4.000	02/08/20	99	98,852
Hyland Software, Inc.	4.750	02/19/21	248	248,506
IPC Systems, Inc.	7.750	07/31/17	150	151,125
Kronos, Inc.	9.750	04/30/20	449	457,013
MMI International Ltd. (Malaysia)	7.250	11/20/18	143	141,743
NXP BV	4.500	03/03/17	415	416,846
P2 Upstream Acquisition Co.	5.000	10/30/20	250	251,563
Pinnacle US Acquisition Co. Ltd.	4.750	07/30/19	249	249,055
RBS Global, Inc./Rexnord LLC	4.000	08/21/20	748	749,683
RBS WorldPay, Inc.	4.500	11/29/19	499	499,997
RBS WorldPay, Inc.	4.750	11/29/19	475	479,602
Sophia LP	4.500	07/19/18	139	140,233
SunGard Data Systems, Inc.	4.000	03/06/20	248	248,642
SunGard Data Systems, Inc.	4.500	01/31/20	248	247,871
Syniverse Holdings, Inc.	4.000	04/23/19	482	483,692
TransUnion LLC	4.250	02/10/19	249	249,980
Ultima US Holdings LLC	5.500	07/02/20	275	275,687

				11,616,382

Telecommunications 3.3%
Cincinnati Bell, Inc.	4.000	09/10/20	424	423,849
Consolidated Communications, Inc.	4.250	12/23/20	375	377,574
Fibertech Networks LLC	4.500	12/18/19	290	290,805
Global Tel*Link Corp.	5.000	05/22/20	345	336,968
Hargray Comm Group, Inc.	4.750	06/26/19	448	450,362
Learfield Communications, Inc.	5.000	10/09/20	500	501,562
Level 3 Finance, Inc.	4.000	01/15/20	1,000	1,003,438
LTS Buyer LLC	4.000	04/13/20	100	99,687
Mitel Networks Corp. (Canada)	5.250	01/31/20	250	252,031

				3,736,276

Transportation 0.6%
Fly Funding II SARL (Luxembourg)	4.500	08/09/19	234	237,500

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Transportation (cont’d.)
Navios Maritime Partners LP	5.250%	06/27/18	398	$404,352

				641,852

TOTAL BANK LOANS (cost $101,198,356)				102,193,487

CORPORATE BONDS 7.7%

Building Materials & Construction 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000	01/11/18	375	408,281

Chemicals 0.5%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	170	166,600
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750	03/31/20	300	340,500

				507,100

Consumer 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	250	245,000
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375	01/15/22	125	127,188

				372,188

Energy - Other 0.3%
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500	10/01/21	100	105,750
SESI LLC, Gtd. Notes	7.125	12/15/21	250	277,500

				383,250

Foods 0.3%
Ingles Market, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	348,250

Gaming 0.6%
PNK Finance Corp., Gtd. Notes, 144A	6.375	08/01/21	250	261,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375	06/01/21	375	372,188

				633,438

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments

as of February 28, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 0.8%
Accellent, Inc., Sr. Sec’d. Notes	8.375%	02/01/17	275	$287,375
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19	375	416,625
Mallinckrodt International Finance SA, Gtd. Notes, 144A	4.750	04/15/23	200	190,039

				894,039

Lodging 0.2%
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	250	250,625

Media & Entertainment 1.1%
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	200	230,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21	250	254,062
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	251,250
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125	06/01/18	500	535,625

				1,271,687

Packaging 0.3%
Silgan Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500	02/01/22	300	307,500

Pipelines & Other 0.3%
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750	09/01/20	300	314,250

Real Estate Investment Trusts 1.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000	10/15/21	300	312,750
Felcor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	351,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	200	199,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	250	257,500

				1,121,500

Restaurants 0.2%
Landry’s, Inc., Sr. Notes, 144A (original cost $268,438; purchased 08/14/13)(b)(c)	9.375	05/01/20	250	275,000

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers 0.3%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250%	06/15/21	100	$106,750
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $255,625; purchased 06/04/13)(b)(c)	8.500	10/15/17	250	255,313

				362,063

Technology 0.8%
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535	10/12/17	20	21,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $333,875; purchased 07/22/13)(c)	6.625	06/01/20	332	351,090
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20	175	192,937
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18	300	324,000

				889,027

Telecommunications 0.3%
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18	300	367,500

TOTAL CORPORATE BONDS (cost $8,589,358)				8,705,698

TOTAL LONG-TERM INVESTMENTS (cost $111,759,621)				112,886,623

			Shares
SHORT-TERM INVESTMENT 3.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,214,093)(d)			4,214,093	4,214,093

TOTAL INVESTMENTS 103.2% (cost $115,973,714; Note 5)				117,100,716
Liabilities in excess of other assets (3.2)%				(3,658,750)

NET ASSETS 100.0%				$113,441,966

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Portfolio of Investments

as of February 28, 2014 continued

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

PIK—Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $5,625,359. The aggregate value, $5,710,115, is approximately 5.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$245,658	$1,741,780
Bank Loans	—	95,651,220	6,542,267
Corporate Bonds	—	8,705,698	—
Affiliated Money Market Mutual Fund	4,214,093	—	—

Total	$4,214,093	$104,602,576	$8,284,047

See Notes to Financial Statements.

24

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations

Balance as of 2/28/13	$6,042,023	$—
Realized gain (loss)	13,749	—
Change in unrealized appreciation (depreciation)*	(493,156)	8,891
Purchases	5,775,779	1,732,889
Sales	(2,818,454)	—
Accrued discount/premium	7,628	—
Transfers into Level 3	294,013	—
Transfers out of Level 3	(2,279,315)	—

Balance as of 2/28/14	$6,542,267	$1,741,780

*	Of which, $443,240 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 bank loan transferred into Level 3 as a result of using a single broker quote and 7 bank loans transferred out of Level 3 as a result of no longer using single broker quotes.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value February 28, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Bank Loans	$6,542,267	Market Approach	Offered quote	$97.25 - $102.75 ($100.44)
Collateralized Loan Obligations	1,741,780	Market Approach	Offered quote	$98.81 - $100.00 ($99.53)

Total	$8,284,047

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Portfolio of Investments

as of February 28, 2014 continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 was as follows:

Technology	11.0%
Healthcare & Pharmaceutical	9.8
Capital Goods	6.3
Media & Entertainment	6.2
Chemicals	5.4
Gaming	5.4
Consumer	5.0
Energy—Other	4.9
Retailers	4.4
Other Industry	4.0
Affiliated Money Market Mutual Fund	3.7
Telecommunications	3.6
Non-Captive Finance	3.5
Foods	3.2
Building Materials & Construction	3.1
Insurance	2.6
Metals & Mining	2.4
Automotive	2.1
Packaging	2.0%
Lodging	2.0
Brokerage	1.8
Collateralized Loan Obligations	1.7
Cable	1.5
Electric	1.4
Airlines	1.1
Restaurants	1.0
Real Estate Investment Trusts	1.0
Pipelines & Other	1.0
Aerospace & Defense	0.6
Transportation	0.6
Real Estate	0.5
Paper	0.4

103.2
Liabilities in excess of other assets	(3.2)

100.0%

See Notes to Financial Statements.

26

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • FEBRUARY 28, 2014

Prudential Floating Rate Income Fund

Statement of Assets & Liabilities

as of February 28, 2014

Assets
Investments at value:
Unaffiliated investments (cost $111,759,621)	$112,886,623
Affiliated investments (cost $4,214,093)	4,214,093
Cash	466,687
Receivable for investments sold	10,129,116
Dividends and interest receivable	595,368
Receivable for Fund shares sold	402,019
Due from Manager	7,252
Prepaid expenses	621

Total assets	128,701,779

Liabilities
Payable for investments purchased	14,478,735
Payable for Fund shares reacquired	566,485
Accrued expenses	173,824
Distribution fee payable	31,189
Dividends payable	8,074
Affiliated transfer agent fee payable	1,506

Total liabilities	15,259,813

Net Assets	$113,441,966

Net assets were comprised of:
Common stock, at par	$111,344
Paid-in capital in excess of par	111,980,396

112,091,740
Distributions in excess of net investment income	(6,840)
Accumulated net realized gain on investment and foreign currency transactions	230,064
Net unrealized appreciation on investments	1,127,002

Net assets, February 28, 2014	$113,441,966

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($34,211,490 ÷ 3,360,707 shares of common stock issued and outstanding)	$10.18
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.52

Class C
Net asset value, offering price and redemption price per share ($32,148,533 ÷ 3,155,263 shares of common stock issued and outstanding)	$10.19

Class Z
Net asset value, offering price and redemption price per share ($47,081,943 ÷ 4,618,399 shares of common stock issued and outstanding)	$10.19

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Statement of Operations

Year Ended February 28, 2014

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $19)	$4,686,566
Affiliated dividend income	13,358

Total income	4,699,924

Expenses
Management fee	681,217
Distribution fee—Class A	95,725
Distribution fee—Class C	213,363
Custodian’s fees and expenses	336,000
Registration fees	58,000
Transfer agent’s fees and expenses (including affiliated expense of $7,200)	58,000
Audit fee	50,000
Shareholders’ reports	36,000
Legal fees and expenses	19,000
Directors’ fees	13,000
Commitment fee on syndicated credit agreement	10,000
Loan interest expense	4,336
Insurance expenses	1,000
Miscellaneous	12,182

Total expenses	1,587,823
Less: Management fee waiver and/or expense reimbursement	(353,909)
Less: Distribution fee waiver—Class A	(15,954)

Net expenses	1,217,960

Net investment income	3,481,964

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions	479,082
Foreign currency transactions	67

479,149

Net change in unrealized appreciation (depreciation) on investments	315,198

Net gain on investment and foreign currency transactions	794,347

Net Increase In Net Assets Resulting From Operations	$4,276,311

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

	Year Ended February 28,
	2014	2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,481,964	$1,945,145
Net realized gain on investment and foreign currency transactions	479,149	156,484
Net change in unrealized appreciation (depreciation) on investments	315,198	997,113

Net increase in net assets resulting from operations	4,276,311	3,098,742

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,123,745)	(522,690)
Class C	(595,493)	(102,219)
Class Z	(1,641,416)	(1,250,391)

	(3,360,654)	(1,875,300)

Distributions from net realized gains
Class A	(102,697)	(67,017)
Class C	(93,203)	(14,389)
Class Z	(125,358)	(100,135)

	(321,258)	(181,541)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	124,474,293	29,270,637
Net asset value of shares issued in reinvestment of dividends and distributions	3,469,070	2,027,427
Cost of shares reacquired	(74,445,928)	(7,356,487)

Net increase in net assets from Fund share transactions	53,497,435	23,941,577

Total increase	54,091,834	24,983,478

Net Assets:
Beginning of year	59,350,132	34,366,654

End of year	$113,441,966	$59,350,132

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	31

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the

32

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities;

Prudential Floating Rate Income Fund	33

Notes to Financial Statements

continued

assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

34

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Floating Rate Income Fund	35

Notes to Financial Statements

continued

Payment in Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interests are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of

36

compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the average daily net assets of the Fund. PI has contractually agreed through June 30, 2015 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) to each class of shares to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares through June 30, 2015.

PIMS has advised the Fund that it has received $109,253 in front-end sales charges resulting from sales of Class A shares during the year ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 28, 2014, it received $11,825 and $11,161 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Floating Rate Income Fund	37

Notes to Financial Statements

continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended February 28, 2014 were $132,002,676 and $77,340,183, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment and foreign currency transactions.

For the year ended February 28, 2014, the adjustments were to increase distributions in excess of net investment income and increase accumulated net realized gain on investment and foreign currency transactions by $122,182, due to differences in the treatment for book and tax purposes of certain transactions involving foreign currencies paydowns and premium amortization. Net investment income, net realized gain on investment and foreign currency transactions and net assets were not affected by this change.

For the years ended February 28, 2014 and February 28, 2013, the tax character of distributions paid as reflected in the Statement of Changes in Net Assets were $3,681,912 and $2,056,841 of ordinary income, respectively.

As of February 28, 2014, the accumulated undistributed earnings on a tax basis was $233,225 of ordinary income.

38

The United States federal income tax basis of investments and net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$115,971,319	$1,314,885	$(185,488)	$1,129,397

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the difference in the treatment of accreting premium amortization for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1% effective October 1, 2012, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Prudential Floating Rate Income Fund	39

Notes to Financial Statements

continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended February 28, 2014:
Shares sold	3,599,548	$36,486,238
Shares issued in reinvestment of dividends	111,181	1,128,586
Shares reacquired	(2,310,406)	(23,469,518)

Net increase (decrease) in shares outstanding before conversion	1,400,323	14,145,306
Shares issued upon conversion from Class Z	2,258	22,935
Shares reacquired upon conversion into Class Z	(221,205)	(2,253,902)

Net increase (decrease) in shares outstanding	1,181,376	$11,914,339

Year ended February 28, 2013:
Shares sold	1,969,903	$19,702,668
Shares issued in reinvestment of dividends and distributions	56,721	569,499
Shares reacquired	(366,508)	(3,676,095)

Net increase (decrease) in shares outstanding	1,660,116	$16,596,072

Class C
Year ended February 28, 2014:
Shares sold	3,004,593	$30,505,554
Shares issued in reinvestment of dividends	65,393	664,611
Shares reacquired	(642,720)	(6,532,452)

Net increase (decrease) in shares outstanding before conversion	2,427,266	24,637,713
Shares reacquired upon conversion into Class Z	(2,498)	(25,402)

Net increase (decrease) in shares outstanding	2,424,768	$24,612,311

Year ended February 28, 2013:
Shares sold	639,541	$6,451,732
Shares issued in reinvestment of dividends and distributions	11,181	112,382
Shares reacquired	(96,170)	(965,585)

Net increase (decrease) in shares outstanding	554,552	$5,598,529

40

Class Z	Shares	Amount
Year ended February 28, 2014:
Shares sold	5,656,419	$57,482,501
Shares issued in reinvestment of dividends	164,876	1,675,873
Shares reacquired	(4,372,743)	(44,443,958)

Net increase (decrease) in shares outstanding before conversion	1,448,552	14,714,416
Shares issued upon conversion from Class A and Class C	223,484	2,279,304
Shares reacquired upon conversion into Class A	(2,254)	(22,935)

Net increase (decrease) in shares outstanding	1,669,782	$16,970,785

Year ended February 28, 2013:
Shares sold	311,402	$3,116,237
Shares issued in reinvestment of dividends and distributions	134,227	1,345,546
Shares reacquired	(272,050)	(2,714,807)

Net increase (decrease) in shares outstanding	173,579	$1,746,976

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended February 28, 2014. The Fund had an average outstanding balance of $5,513,150 for 20 days at an average interest rate of 1.42%. At February 28, 2014, the Fund did not have an outstanding loan amount.

Prudential Floating Rate Income Fund	41

Financial Highlights

Class A Shares
	Year Ended February 28,		March 30, 2011(a) through February 29,
	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.12	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	.37	.43	.35
Net realized and unrealized gain (loss) on investment transactions	.08	.26	(.09)
Total from investment operations	.45	.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.36)	(.42)	(.37)
Distributions from net realized gains	(.03)	(.04)	-	(b)
Total dividends and distributions	(.39)	(.46)	(.37)
Net asset value, end of period	$10.18	$10.12	$9.89
Total Return(c):	4.53%	7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,211	$22,059	$5,136
Average net assets (000)	$31,911	$12,454	$2,434
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20%	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.60%	1.92%	2.45%	(e)
Net investment income	3.65%	4.35%	4.10%	(e)
Portfolio turnover rate	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

42

Class C Shares
	Year Ended February 28,		March 30, 2011(a) through February 29,
	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.13	$9.90	$10.00
Income (loss) from investment operations:
Net investment income	.29	.36	.28
Net realized and unrealized gain (loss) on investment transactions	.08	.26	(.08)
Total from investment operations	.37	.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.28)	(.35)	(.30)
Distributions from net realized gains	(.03)	(.04)	-	(b)
Total dividends and distributions	(.31)	(.39)	(.30)
Net asset value, end of period	$10.19	$10.13	$9.90
Total Return(c):	3.74%	6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,149	$7,403	$1,742
Average net assets (000)	$21,337	$2,997	$1,235
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.95%	1.95%	1.95%	(e)
Expenses before waivers and/or expense reimbursement	2.35%	2.62%	3.15%	(e)
Net investment income	2.91%	3.57%	3.43%	(e)
Portfolio turnover rate	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	43

Financial Highlights

continued

Class Z Shares
	Year Ended February 28,		March 30, 2011(a) through February 29,
	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	.40	.46	.37
Net realized and unrealized gain (loss) on investment transactions	.06	.26	(.07)
Total from investment operations	.46	.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.38)	(.45)	(.39)
Distributions from net realized gains	(.03)	(.04)	-	(b)
Total dividends and distributions	(.41)	(.49)	(.39)
Net asset value, end of period	$10.19	$10.14	$9.91
Total Return(c):	4.68%	7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,082	$29,889	$27,488
Average net assets (000)	$44,076	$27,983	$25,812
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.95%	.95%	.95%	(e)
Expenses before waivers and/or expense reimbursement	1.31%	1.62%	2.15%	(e)
Net investment income	3.85%	4.63%	4.08%	(e)
Portfolio turnover rate	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

44

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Floating Rate Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period March 30, 2011 (commencement of operations) through February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 22, 2014

Prudential Floating Rate Income Fund	45

Tax Information

(unaudited)

For the year ended February 28, 2014, the Fund reports the maximum amount allowable but not less than 84.79% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after February 28, 2014. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2015, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the dividends received by you in calendar year 2014.

46

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 67	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Floating Rate Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 67	Retired; Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 67	Retired (since February 2005); Formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 67	Retired; Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 67	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (62) Board Member Portfolios Overseen: 67	Retired; Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 67	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 67	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Floating Rate Income Fund

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (56) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (51) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (36) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Lee D. Augsburger (54) Chief Compliance Officer	Senior Vice President, Chief Ethics & Compliance Officer of Prudential Financial, Inc. (2009-Present); formerly Senior Vice President, Chief Compliance Officer (2007-2009) of Prudential Financial, Inc.; Vice President, Chief Compliance Officer (2003-2007) of Prudential Investments LLC; Vice President, Chief Compliance Officer (October 2000 - 2007) of Prudential Investment Management, Inc.; Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential.	Since 2014
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (50) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

Prudential Floating Rate Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Lana Lomuti (46) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (52) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E    0260367-00001-00

Item 2 –	Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 –	Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended February 28, 2014 and February 28, 2013, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $87,005 and $83,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

None.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2014 and 2013. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2014 and 2013 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014